Long-Term Debt and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Convertible Notes and Company Warrants
The following summarizes the Company’s Convertible Notes and Company Warrants by investor as of March 31, 2024:

	Convertible Notes				Company Warrants (1)
Investor	Principal	Accrued but Uncapitalized Interest	Combined Principal and Accrued but Uncapitalized Interest	Fair Value	Number of Warrants Outstanding	Fair Value
JMCM Holdings LLC	$9,917,870	$198,357	$10,116,228	$8,834,362	5,684,354	$2,216,898
SherpaVentures Fund II, LP (2)	5,247,131	104,943	5,352,074	4,673,892	2,212,768	862,980
MH Orbit, LLC	4,016,000	80,320	4,096,320	3,581,936	1,732,673	675,742
RBH Ventures Astra SPV, LLC	2,999,000	45,445	3,044,445	2,657,927	1,295,607	505,287
Astera Institute	5,000,000	41,667	5,041,667	4,397,557	2,165,842	844,678
ERAS Capital, LLC	1,000,000	8,000	1,008,000	880,374	433,168	168,936
Ulrich Gall	200,000	1,533	201,533	176,017	—	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 (2)	2,196,667	42,683	2,239,350	1,955,605	866,337	337,871
Adam London (2)	1,173,333	22,217	1,195,550	1,052,939	433,168	168,936
Total Convertible Notes and Warrants	$31,750,001	$545,165	$32,295,167	$28,210,609	14,823,917	$5,781,328

(1)
Includes the warrants issued on August 4, 2023 (the “Original Warrants”), which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.

(2)
Investor is a related party. SherpaVentures Fund II, LP (“ACME II) is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp, trustee of the Chris Kemp Living Trust dated February 10, 2021 (the “Kemp Trust”), is the Company Chairman and Chief Executive Officer (“CEO”). Adam London is the Chief Technology Officer (“CTO”) and a director of the Company.

The following summarizes the Company’s Convertible Notes and Company Warrants by investor as of December 31, 2023:

	Convertible Notes				Company Warrants (1)
Investor	Principal	Accrued but Uncapitalized Interest	Combined Principal and Accrued but Uncapitalized Interest	Fair Value	Number of Warrants Outstanding	Fair Value
JMCM Holdings LLC	$9,691,730	$129,223	$9,820,953	$34,548,016	5,684,354	$11,459,489
SherpaVentures Funds II, LP (2)	5,127,490	68,367	5,195,856	18,277,913	2,212,768	4,469,926
Founders:
Chris Kemp (2)	2,000,000	26,667	2,026,667	7,129,381	866,337	1,750,053
Adam London (2)	1,000,000	13,333	1,013,333	3,564,690	433,168	875,026

Total Convertible Notes and Warrants	$17,819,220	$237,590	$18,056,809	$63,520,000	9,196,627	$18,554,494

(1)	Includes the warrants issued on August 4, 2023, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
(2)
Investor is a related party. SherpaVentures Fund II, LP is an affiliate of Scott Stanford, a director of the Company. Chris C. Kemp is the Company Chairman and CEO. Adam London is the CTO and a director of the Company.

Subsequent Financings
During the first quarter of 2024, the Company received additional investments of $14.2 million through the sale and issuance of Convertible Notes and
Company Warrants as follows:

				Allocation of Proceeds to Fair Value
Investor	Date	Principal	Number of Warrants Issued	Total Proceeds Received	Convertible Notes	Warrants	Issuance Costs
MH Orbit LLC	January 19, 2024	$4,000,000	1,732,673	$4,216,584	3,540,842	$675,742	$116,127
RBH Ventures Astra SPV LLC (1)	January 19, 2024	2,991,000	1,295,607	3,152,951	2,634,708	518,243	77,330
Astera Institute	March 6, 2024	5,000,000	2,165,842	5,270,730	4,404,393	866,337	100,974
ERAS Capital, LLC	March 7, 2024	1,000,000	433,168	1,054,146	880,879	173,267	20,195
Urich Gall	March 8, 2024	200,000	—	200,000	200,000	—	3,831
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021 (2)	February 26, 2024	150,000	—	150,000	150,000	—	12,500
Adam London (2)	February 26, 2024	150,000	—	150,000	150,000	—	12,500

Total Convertible Notes and Warrants		$13,491,000	5,627,290	$14,194,411	$11,960,822	$2,233,589	$343,457

(1)
Includes an additional investment made by RBH Ventures on
March
15, 2024 of $991,000 in Convertible Notes and Company Warrants to purchase 429,270 shares of the Company’s Class A Common Stock for cash consideration of $0.1 million. Net proceeds from these Subsequent Financings, after deducting offering expenses, were approximately $990,000.

(2)	The CEO and CTO made additional investments in Convertible Notes of $150,000 each on February 26, 2024. No Company Warrants were issued with to the CEO or CTO with this additional investment.

The following summarizes the Company’s Convertible Notes, Company Warrants and Original Warrants by investor as of December 31, 2023:

	Convertible Notes		Warrants
Investor	Principal	Fair Value (2)	Number of Warrants Outstanding (3)	Fair Value (2)
JMCM Holdings LLC (1)	$9,691,730	$34,548,016	5,684,354	$11,459,489
SherpaVentures Fund II, LP	5,127,490	18,277,913	2,212,768	4,469,926
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	7,129,381	866,337	1,750,053
Adam London	1,000,000	3,564,690	433,168	875,026

Total Convertible Notes and Warrants	$17,819,220	$63,520,000	9,196,627	$18,554,494

(1)	Includes the Original Warrants, which are exercisable to purchase 1,500,000 shares of Class A Common Stock; JMCM Holdings LLC is the only holder of the Original Warrants.
(2)
Represents the fair value of the Convertible Notes, Company Warrants and Original Warrants as of December 31, 2023, based on the accounting treatment elected by the Company. This does not reflect actual cash value delivered to any holder of the Convertible Notes, including the Kemp Trust and Dr. London. The valuation of such instruments is subject to change, predominantly driven by changes in the market price of a share of the Company’s Class A Common Stock. See the sections entitled Warrants to Purchase Class A Common Stock and Fair Value Option of Accounting in
Note 1 — Description of Business, Basis of Presentation and Significant Accounting Policies
as well as
Note 5 — Fair Value Measurements
in these consolidated financial statements.

(3)	The initial purchase price of the Convertible Notes, Company Warrants and Original Warrants for each of the investors was as follows:

Investor	Convertible Notes	Company Warrants	Original Warrants
JMCM Holdings LLC	$9,691,730	$1,023,044	$6,005,975
SherpaVentures Fund II, LP	5,127,490	276,596	—
Founders:
Chris C. Kemp, Trustee of the Chris Kemp Living Trust dated February 10, 2021	2,000,000	108,292	—
Adam London	1,000,000	54,146	—

Total Convertible Notes and Warrants	$17,819,220	$1,462,078	$6,005,975

Summary of Net Proceeds After Deducting Issuance Costs and Fair Value
The net proceeds to the Company after deducting lender fees, cash paid to third-parties for issuance costs and the fair value of Original Warrants was as follows:

in thousands
Senior Note Principal	$12,500
Less: lender original issue discount (1)	375

Net cash proceeds	12,125
Less: cash expenses for third-party issuance costs (1)	1,356

Net proceeds after lender fees and third-party issuance costs	10,769
Less: Discount associated with fair value of Warrants (1)	6,005

Senior Note, net proceeds after lender fees, third-party issuance costs and Warrants	$4,764

(1)	amounts have been accounted for as debt discount and are being amortized to interest expense over the term of the loan using the effective interest method.

Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model
The following is a summary of the assumptions used to determine the OPM fair value of the Company Warrants at each date of issuance and for all Company Warrants outstanding as of March 31, 2024:

	January 19, 2024	March 6, 2024 (1)(2)	March 31, 2024
Expected terms (years)	3.45	3.32	3.25
Expected volatility	75.00%	80.00%	75.00%
Risk-free interest rate	4.07%	4.20%	4.28%
Expected dividend rate	—	—	—
Value per share	$0.39	$0.40	$0.39
Exercise Price	$0.40	$0.40	$0.40
Implied Negotiation Discount	32.20%	31.50%	31.50%

(1)
The Subsequent Financings that occurred on March 7, 2024, March 8, 2024 and March 15, 2024 applied the same fair value model and assumptions as those used for Subsequent Financing that occurred on March 6, 2024.

(2)	Subsequent Financings that occurred on February 26, 2024 and March 8, 2024 did not include the purchase of Company Warrants.
The following is a summary of the assumptions applied to determine the Black-Scholes fair value of the outstanding Company Warrants as of December 31, 2023:

December 31, 2023
Expected terms (years)	4.6
Expected volatility	109.8%
Risk-free interest rate	3.84%
Expected dividend rate	—
Value per share	$2.28
Exercise price	$0.81

The Company determined the fair value of the Original Warrants as of August 4, 2023 and December 31, 2023 using the Black-Scholes option pricing model and applying the following assumptions:

	August 4, 2023	December 31, 2023
Expected terms (years)	5.0	4.6
Expected volatility	91.8%	109.8%
Risk-free interest rate	4.15%	3.84%
Expected dividend rate	—	—
Value per share	$5.71	$2.28
Exercise Price	$6.75	$0.81

Convertible notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model	The following is a summary of the assumptions applied in determining the fair value of the Convertible Notes as of December 31, 2023:

December 31, 2023
Risk-free interest rate	4.21%
Risk adjusted interest rate (for discount payment)	71.0%
Value per share	$2.28
Volatility	35.50%

The following is a summary of the fair value assumptions applied in determining the initial fair value and the Convertible Notes at each date:

	November 6, 2023	November 21, 2023	December 31, 2023
Risk-free interest rate	4.81%	4.75%	4.21%
Risk adjusted interest rate (for discount payment)	73.0%	73.0%	71.0%
Value per share	$0.73	$1.55	$2.28
Volatility	47.00%	39.50%	35.50%

Letter of Credit [Member] | Senior Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Fair Value of Initial Warrants Using Black-Scholes Option Pricing Model	The following is a summary of the fair value assumptions applied to determine the Black-Scholes fair value of the outstanding warrants at each date:

	November 6, 2023	November 13, 2023	November 21, 2023	December 31, 2023
	Bridge Warrants	Delayed Draw Warrants	Founders Warrants	All Warrants Outstanding
Expected terms (years)	5.0	5.0	5.0	4.9
Expected volatility	100.11%	108.59%	108.79%	109.83%
Risk-free interest rate	4.60%	4.66%	4.41%	3.84%
Expected dividend rate	—	—	—	—
Value per share	$0.73	$1.47	$1.55	$2.28
Exercise Price	$0.81	$0.81	$0.81	$0.81